FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 4,305	$ 3,931
Disclosure of financial liabilities [line items]
Financial liabilities	33,120	26,888
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	931	490
Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	32,189	26,398
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	846	962
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	239	89
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	3,220	2,880
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	3,158	2,475
Corporate borrowings | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,158	2,475
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	20,020	18,544
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20,020	18,544
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	6,548	3,676
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	6,548	3,676
Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,374	2,173
Financial Liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	931	490
Financial Liabilities | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Financial Liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,443	1,683
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Preferred shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Fair value through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Preferred shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	20	20
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	867	827
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	867	827
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	2,031	1,909
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,031	1,909
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	881	1,053
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	523	893
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	36	16
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	322	144
Marketable securities
Disclosure of financial assets [line items]
Financial assets	526	142
Marketable securities | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	323	69
Marketable securities | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	203	73
Marketable securities | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0